UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                               FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Van Strum & Towne, Inc.
Address: 505 Sansome Street, Suite 1001
         San Francisco, CA 94111



13F File Number: 28-610

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    Christopher J. McClellan
Title:   Chairman
Phone:   415/981-3455
Signature, Place, and Date of Signing:

Christopher J. McClellan  San Francisco, CA 10/29/07


Report Type (Check only one.):

[X ]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:
Form 13F Information Table Entry Total:      55
Form 13F Information Table Value Total:       $192,340


List of Other Included Managers:

No.   13F File Number        Name





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
                                                          FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP NO  (x$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS      SOLE    SHARED   NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- -----------  -------- -------- --------

American Express Co            COM              025816109     5922    99753 SH       DEFINED                 95518        0     4235
American Intl Group Inc        COM              026874107     7490   110720 SH       DEFINED                105500        0     5220
Amgen Inc                      COM              031162100     1929    34100 SH       DEFINED                 31275        0     2825
Automatic Data Processing Inc  COM              053015103     5943   129402 SH       DEFINED                122892        0     6510
Avery Dennison Corp            COM              053611109     4691    82271 SH       DEFINED                 77281        0     4990
BP P.L.C. Spons ADR            COM              055622104     1457    21003 SH       DEFINED                 20503        0      500
Bristol-Myers Squibb Co        COM              110122108      513    17800 SH       SOLE                    17800        0        0
Capital One Finl Corp          COM              14040H105     4206    63315 SH       DEFINED                 59930        0     3385
Carnival Corp                  COM              143658300     5338   110226 SH       DEFINED                104966        0     5260
Chevron Corp New               COM              166764100      975    10416 SH       DEFINED                  8270        0     2146
Citigroup Inc                  COM              172967101     1163    24921 SH       SOLE                    24921        0        0
Delta Air Lines Inc Escrow     COM              2473614AT        0    50000 SH       SOLE                    50000        0        0
Devon Energy Corp              COM              25179M103     5951    71523 SH       DEFINED                 68242        0     3281
Disney Walt Co.                COM              254687106     4067   118255 SH       DEFINED                113180        0     5075
EMC Corporation                COM              268648102     3815   183418 SH       DEFINED                170208        0    13210
Electronic Arts                COM              285512109     2768    49430 SH       DEFINED                 47040        0     2390
Exxon Mobil Corp               COM              30231G102     5353    57832 SH       DEFINED                 56432        0     1400
FPL Group Inc                  COM              302571104      409     6712 SH       SOLE                     6712        0        0
General Electric Co            COM              369604103    10620   256515 SH       DEFINED                254340        0     2175
Heinz H J Co                   COM              423074103      249     5400 SH       SOLE                     5400        0        0
Hewlett-Packard Co             COM              428236103     8888   178512 SH       DEFINED                170527        0     7985
Intel Corp                     COM              458140100      224     8647 SH       SOLE                     8647        0        0
Intl Business Machines         COM              459200101     7331    62229 SH       DEFINED                 59104        0     3125
JPMorgan Chase & Co            COM              46625H100     5207   113651 SH       DEFINED                107361        0     6290
Johnson & Johnson              COM              478160104     5478    83383 SH       DEFINED                 79833        0     3550
Marsh & McLennan Cos Inc       COM              571748102      291    11400 SH       SOLE                    11400        0        0
Marriott Intl. Inc. CL A       COM              571903202      267     6150 SH       SOLE                     6150        0        0
McDonalds Corp                 COM              580135101      983    18040 SH       SOLE                    18040        0        0
Medtronic Inc                  COM              585055106     2410    42719 SH       DEFINED                 40344        0     2375
Merck & Co Inc.                COM              589331107      228     4420 SH       SOLE                     4420        0        0
Microsoft Corp                 COM              594918104     4378   148625 SH       DEFINED                142285        0     6340
Motorola Inc                   COM              620076109     2460   132773 SH       DEFINED                130523        0     2250
Nighthawk Radiology Hldgs Inc  COM              65411N105     3187   130015 SH       DEFINED                123405        0     6610
Nordstrom Inc                  COM              655664100     6734   143615 SH       DEFINED                138155        0     5460
Omnicom Group                  COM              681919106     6663   138552 SH       DEFINED                131822        0     6730
Pepsico Inc                    COM              713448108     7578   103443 SH       DEFINED                 98843        0     4600
Pfizer Inc                     COM              717081103     1735    71004 SH       DEFINED                 67694        0     3310
Pitney-Bowes, Inc              COM              724479100     1268    27925 SH       SOLE                    27925        0        0
Procter & Gamble Company       COM              742718109     9596   136419 SH       DEFINED                131192        0     5227
Qualcomm Inc.                  COM              747525103      632    14960 SH       SOLE                    14960        0        0
Raytheon Co New                COM              755111507      649    10175 SH       SOLE                    10175        0        0
Royal Dutch Shell Plc Cl A Adr COM              780259206      400     4866 SH       SOLE                     4866        0        0
Sara Lee Corp                  COM              803111103      425    25450 SH       SOLE                    25450        0        0
Schlumberger Limited           COM              806857108    12358   117694 SH       DEFINED                112674        0     5020
Swift Energy Co                COM              870738101     3346    81761 SH       DEFINED                 79736        0     2025
Teva Pharmaceutical Inds ADR   COM              881624209     3215    72295 SH       DEFINED                 68100        0     4195
Texas Instruments Incorporated COM              882508104      585    16000 SH       SOLE                    16000        0        0
3M CO                          COM              88579Y101      316     3378 SH       SOLE                     3378        0        0
Vodafone Group PLC-AP ADR      COM              92857W209     3728   102706 SH       DEFINED                 98094        0     4612
Wal Mart Stores Inc            COM              931142103     6303   144407 SH       DEFINED                137767        0     6640
Walgreen Co.                   COM              931422109     8967   189822 SH       DEFINED                182392        0     7430
Western Union Corp             COM              959802109     2554   121802 SH       DEFINED                114342        0     7460
Williams Cos Inc               COM              969457100      215     6300 SH       DEFINED                     0        0     6300
Wyeth Corp                     COM              983024100      665    14926 SH       SOLE                    14926        0        0
Zimmer Holdings Inc            COM              98956P102      217     2685 SH       SOLE                     2685        0        0